Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current Assets
Cash	$ 41,167,501	$ 59,251,904
Short-term deposit	35,144,444	2,793,556
Short-term investments	5,820	0
Notes receivable	3,528,235	0
Accounts receivable, net	16,351,244	24,473,318
Advances to suppliers, net	48,633,604	66,718,632
Other receivable	7,440,705	0
Inventories, net	716,278	1,371,540
Other current assets	206,566	490,699
Due from a related party	59,983	0
Current assets from discontinued operations	0	205,887
Total current assets	153,254,380	155,305,536
Prepayment to acquire a subsidiary	0	9,311,854
Biological assets	9,638,722	0
Long-term investments	140,578	0
Property, plant and equipment, net	44,868	79,482
Intangible assets, net	6,747	40,075
Right-of-use assets, net	534,351	776,665
Deferred tax assets	163,207	0
Non-current assets from discontinued operations	0	173,289
Total Assets	163,782,853	165,686,901
Current Liabilities
Short-term bank loans	0	2,172,766
Long-term bank loans - current portion	1,505,353	0
Convertible promissory notes	2,178,511	0
Derivative liability	3,450,000	0
Note payable	12,385	0
Accounts payable	197,137	56,457
Due to related parties	948	57,632
Operating lease liabilities - current	46,543	155,532
Other current liabilities	898,444	161,716
Current liabilities from discontinued operations	0	1,542,323
Total current liabilities	8,289,321	4,146,426
Long-term bank loans - non-current portion	292,285	142,264
Operating lease liabilities - non-current	517,156	605,793
Non-current liabilities from discontinued operations	0	0
Total Liabilities	9,098,762	4,894,483
Shareholders' Equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 22,311,215 shares issued and outstanding at September 30, 2022 and 2021, respectively1	597,675	557,781
Additional paid-in capital	152,162,658	147,088,227
Statutory reserve	1,153,813	973,555
Retained earnings	14,903,491	9,127,377
Accumulated other comprehensive (loss) income	(14,133,546)	2,128,972
Total Farmmi, Inc.'s Shareholders' Equity	154,684,091	159,875,912
Noncontrolling Interest	0	916,506
Total Shareholders' Equity	154,684,091	160,792,418
Total Liabilities and Shareholders' Equity	$ 163,782,853	$ 165,686,901